Summary of Obligation to Pay Royalties and Other Fees (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of obligation to pay royalties and other fees
License fee	$ 340,000	$ 340,000
UMass IP [Member]
Summary of obligation to pay royalties and other fees
License fee		150,000
At 12 months		15,000
At 24 months		30,000
At 36 months		45,000
Annually thereafter		60,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		1,000,000
UMass IP [Member] | Minimum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
UMass IP [Member] | Maximum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		12.00%
ACT IP [Member]
Summary of obligation to pay royalties and other fees
License fee		225,000
At 12 months		15,000
At 24 months		38,000
At 36 months		61,000
Annually thereafter		75,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		1,000,000
ACT IP [Member] | Minimum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
ACT IP [Member] | Maximum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		10.00%
Infigen Ip [Member]
Summary of obligation to pay royalties and other fees
License fee		25,000
At 12 months		8,000
At 24 months		8,000
At 36 months		7,000
Annually thereafter		15,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		$ 1,000,000
Infigen Ip [Member] | Minimum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
Infigen Ip [Member] | Maximum [Member]
Summary of obligation to pay royalties and other fees
Royalty rates		10.00%